Consolidated Statements of Other Comprehensive Loss - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	[2]	Dec. 31, 2017	[2]
Statement Of Comprehensive Income [Abstract]
Net profit (loss)	€ (65,144)	€ (79,521)	[1]	€ (55,728)	[1]
Actuarial gains and losses net of tax	(168)	(31)		(210)
Other comprehensive income (loss) that will never be reclassified to profit or loss	(168)	(31)		(210)
Exchange differences on translation of foreign operations	8	14		(29)
Other comprehensive income (loss) that are or may be reclassified to profit or loss	8	14		(29)
Total other comprehensive income (loss)	(65,304)	(79,537)		(55,967)
Attributable to owners of the Company	€ (65,304)	€ (79,537)		€ (55,967)

[1]	The Group applied IFRS16 ”leases” from January 1, 2019 using the modified retrospective method and therefore, the comparative information for 2017 and 2018 has not been restated . The impact of this application is presented in note 4.7
[2]	The Group applied IFRS16 ”leases” from January 1, 2019 using the modified retrospective method, and therefore, the comparative information for 2017 and 2018 has not been restated. The impact of the application is presented in note 4.7